UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |__| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  11 East 26th Street
          Suite 1900
          New York, NY 10010


13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Sy Jacobs
Title:   Managing Member
Phone:   (212) 271-5526


Signature, Place and Date of Signing:

/s/ Sy Jacobs                   New York, NY                   May 13, 2013
----------------             -------------------           --------------------
 [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total: $452,701
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.       028-11646                         JAM Partners, L.P.


                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2013
                                                    JACOBS ASSET MANAGEMENT LLC









COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLN 7           COLUMN 8

                                                         VALUE     SHARES/   SH/ PUT/  INVESTMENT  OTHR          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS       SOLE    SHARED   NONE
AERCAP HOLDINGS NV            SHS             N00985106  11,056      715,613 SH        DEFINED      1         715,613
AERCAP HOLDINGS NV            SHS             N00985106   3,090      200,000 SH         SOLE       NONE       200,000
ALTISOURCE PORTFOLIO SOLNS S  REG SHS         L0175J104   6,464       92,667 SH        DEFINED      1          92,667
ALTISOURCE PORTFOLIO SOLNS S  REG SHS         L0175J104     585        8,394 SH         SOLE       NONE         8,394
AMERIS BANCORP                COM             03076K108   3,229      225,000 SH        DEFINED      1         225,000
AMERIS BANCORP                COM             03076K108   2,764      192,639 SH         SOLE       NONE       192,639
BANK COMM HLDGS               COM             06424J103   2,330      454,810 SH        DEFINED      1         454,810
BANK COMM HLDGS               COM             06424J103   1,152      225,000 SH         SOLE       NONE       225,000
BBCN BANCORP INC              COM             073295107   1,289       98,700 SH        DEFINED      1          98,700
BERKSHIRE HILLS BANCORP INC   COM             084680107  17,878      700,000 SH        DEFINED      1         700,000
BERKSHIRE HILLS BANCORP INC   COM             084680107  10,113      395,985 SH         SOLE       NONE       395,985
CAPE BANCORP INC              COM             139209100   7,943      867,143 SH        DEFINED      1         867,143
CAPE BANCORP INC              COM             139209100     792       86,495 SH         SOLE       NONE        86,495
CATHAY GENERAL BANCORP        COM             149150104   3,018      150,000 SH        DEFINED      1         150,000
CENTER BANCORP INC            COM             151408101   4,850      390,200 SH        DEFINED      1         390,200
CENTURY BANCORP INC MASS      CL A NON VTG    156432106   7,040      207,612 SH        DEFINED      1         207,612
CHARTER FINL CORP WEST PT GA  COM             16122M100   4,017      314,080 SH        DEFINED      1         314,080
CHARTER FINL CORP WEST PT GA  COM             16122M100   4,183      327,033 SH         SOLE       NONE       327,033
CHEVIOT FINL CORP NEW         COM             16677X105   4,186      364,989 SH         SOLE       NONE       364,989
CITIZENS REPUBLIC BANCORP IN  COM NEW         174420307   8,059      357,400 SH        DEFINED      1         357,400
CITIZENS REPUBLIC BANCORP IN  COM NEW         174420307   3,197      141,779 SH         SOLE       NONE       141,779
CONNECTONE BANCORP INC        COM             20786U101   2,689       86,050 SH        DEFINED      1          86,050
CONNECTONE BANCORP INC        COM             20786U101   2,614       83,650 SH         SOLE       NONE        83,650
FIRST CTZNS BANCSHARES INC N  CL A            31946M103   3,709       20,300 SH        DEFINED      1          20,300
FIRST CTZNS BANCSHARES INC N  CL A            31946M103   2,686       14,700 SH         SOLE       NONE        14,700
FIRST FINL BANCORP OH         COM             320209109   6,176      384,813 SH        DEFINED      1         384,813
FIRST FINL BANCORP OH         COM             320209109  10,910      679,729 SH         SOLE       NONE       679,729
FIRST NIAGARA FINL GP INC     COM             33582V108  10,632    1,200,000 SH        DEFINED      1       1,200,000
FIRST NIAGARA FINL GP INC     COM             33582V108   7,550      852,106 SH         SOLE       NONE       852,106
FIRSTMERIT CORP               COM             337915102   1,686      101,916 SH         SOLE       NONE       101,916
FNB CORP PA                   COM             302520101   3,290      271,900 SH        DEFINED      1         271,900
FNB CORP PA                   COM             302520101   3,507      289,811 SH         SOLE       NONE       289,811
HANMI FINL CORP               COM NEW         410495204   1,048       65,500 SH        DEFINED      1          65,500
HERITAGE FINL GROUP INC       COM             42726X102   2,943      203,238 SH        DEFINED      1         203,238
HERITAGE FINL GROUP INC       COM             42726X102   7,189      496,451 SH         SOLE       NONE       496,451
HF FINL CORP                  COM             404172108   6,843      499,492 SH        DEFINED      1         499,492
HF FINL CORP                  COM             404172108   2,641      192,768 SH         SOLE       NONE       192,768
HOME BANCORP INC              COM             43689E107   3,994      214,618 SH        DEFINED      1         214,618
HOME BANCORP INC              COM             43689E107   3,848      206,779 SH         SOLE       NONE       206,779
HOMESTREET INC                COM             43785V102   6,586      294,806 SH        DEFINED      1         294,806
HOMESTREET INC                COM             43785V102   2,953      132,176 SH         SOLE       NONE       132,176
JPMORGAN CHASE & CO           COM             46625H100  14,238      300,000 SH        DEFINED      1         300,000
JPMORGAN CHASE & CO           COM             46625H100   3,996       84,200 SH         SOLE       NONE        84,200
LAKE SHORE BANCORP INC        COM             510700107   3,499      315,553 SH        DEFINED      1         315,553
LOEWS CORP                    COM             540424108   9,916      225,000 SH        DEFINED      1         225,000
MAINSOURCE FINANCIAL GP INC   COM             56062Y102   2,721      193,797 SH        DEFINED      1         193,797
MAINSOURCE FINANCIAL GP INC   COM             56062Y102   4,068      289,728 SH         SOLE       NONE       289,728
MGIC INVT CORP WIS            COM             552848103   1,308      264,300 SH        DEFINED      1         264,300
MIDSOUTH BANCORP INC          COM             598039105   5,730      352,402 SH        DEFINED      1         352,402
MIDSOUTH BANCORP INC          COM             598039105   3,885      238,949 SH         SOLE       NONE       238,949
NATIONSTAR MTG HLDGS INC      COM             63861C109   5,283      143,182 SH        DEFINED      1         143,182
NORTH VALLEY BANCORP          COM NEW         66304M204   4,641      262,229 SH         SOLE       NONE       262,229
OCWEN FINL CORP               COM NEW         675746309   6,615      174,459 SH        DEFINED      1         174,459
OLD NATL BANCORP IND          COM             680033107  12,564      913,779 SH        DEFINED      1         913,779
OLD NATL BANCORP IND          COM             680033107  10,675      776,331 SH         SOLE       NONE       776,331
ONEIDA FINL CORP MD           COM             682479100   2,402      189,000 SH         SOLE       NONE       189,000
ORIENTAL FINL GROUP INC       COM             68618W100  20,798    1,340,946 SH        DEFINED      1       1,340,946
ORIENTAL FINL GROUP INC       COM             68618W100  19,178    1,236,490 SH         SOLE       NONE     1,236,490
PENNYMAC MTG INVT TR          COM             70931T103  16,168      624,500 SH        DEFINED      1         624,500
PENNYMAC MTG INVT TR          COM             70931T103   2,602      100,500 SH         SOLE       NONE       100,500
PHH CORP                      COM NEW         693320202   4,136      188,339 SH        DEFINED      1         188,339
PROVIDENT FINL HLDGS INC      COM             743868101   4,786      281,352 SH        DEFINED      1         281,352
PROVIDENT FINL HLDGS INC      COM             743868101     964       56,689 SH         SOLE       NONE        56,689
RIVERVIEW BANCORP INC         COM             769397100   3,737    1,415,402 SH         SOLE       NONE     1,415,402
S & T BANCORP INC             COM             783859101   6,637      357,978 SH        DEFINED      1         357,978
S & T BANCORP INC             COM             783859101   5,520      297,750 SH         SOLE       NONE       297,750
SIMPLICITY BANCORP            COM             828867101   4,287      285,210 SH        DEFINED      1         285,210
SOUTHERN MO BANCORP INC       COM             843380106   1,578       60,100 SH         SOLE       NONE        60,100
STERLING BANCORP              COM             859158107   4,572      450,000 SH        DEFINED      1         450,000
STERLING BANCORP              COM             859158107   3,393      334,003 SH         SOLE       NONE       334,003
TRUSTCO BK CORP N Y           COM             898349105   4,163      746,097 SH        DEFINED      1         746,097
UNITED FINANCIAL BANCORP INC  COM             91030T109   2,784      183,153 SH        DEFINED      1         183,153
UNITED FINANCIAL BANCORP INC  COM             91030T109   4,803      316,006 SH         SOLE       NONE       316,006
WALKER & DUNLOP INC           COM             93148P102     942       52,430 SH        DEFINED      1          52,430
WALTER INVT MGMT CORP         COM             93317W102  15,597      418,707 SH         SOLE       NONE       418,707
WASHINGTON BKG CO OAK HBR WA  COM             937303105   5,683      407,688 SH        DEFINED      1         407,688
WASHINGTON BKG CO OAK HBR WA  COM             937303105   7,951      570,374 SH         SOLE       NONE       570,374
WHITE MTNS INS GROUP LTD      COM             G9618E107   7,089       12,500 SH        DEFINED      1          12,500
WILLIS LEASE FINANCE CORP     COM             970646105   8,995      594,934 SH        DEFINED      1         594,934
WILSHIRE BANCORP INC          COM             97186T108   4,068      600,000 SH        DEFINED      1         600,000


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